Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 18, 2017
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2017
Prospectus Date	rr_ProspectusDate	Dec. 18, 2017